CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Selling and marketing USD ($)	Dec. 31, 2012 Selling and marketing CNY	Dec. 31, 2011 Selling and marketing CNY	Dec. 31, 2010 Selling and marketing CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2012 Research and development USD ($)	Dec. 31, 2012 Research and development CNY	Dec. 31, 2011 Research and development CNY	Dec. 31, 2010 Research and development CNY
NET REVENUES
- Educational program and services	$ 204,953	1,276,877	1,205,771	899,992
- Software products	10,736	66,886	366,600	214,663
Total net revenues	215,689	1,343,763	1,572,371	1,114,655
COST OF REVENUES
- Educational program and services	(135,750)	(845,738)	(633,421)	(466,064)
- Software products	(1,954)	(12,176)	(49,223)	(13,721)
Total cost of revenues	(137,704)	(857,914)	(682,644)	(479,785)
GROSS PROFIT	77,985	485,849	889,727	634,870
Operating expenses:
Selling and marketing	(95,717)	(596,324)	(353,425)	(235,683)
General and administrative	(114,922)	(715,977)	(273,698)	(162,850)
Research and development	(5,111)	(31,842)	(39,541)	(27,553)
Impairment loss	(137,509)	(856,696)	(25,336)
Total operating expenses	(353,259)	(2,200,839)	(692,000)	(426,086)
OPERATING INCOME (LOSS)	(275,274)	(1,714,990)	197,727	208,784
OTHER INCOME (EXPENSE)
Interest expenses, net	(1,558)	(9,708)	(15,656)	(2,281)
Foreign exchange losses, net	(197)	(1,229)	(5,343)	(3,711)
Other income, net	133	826	(124)	2,339
INCOME (LOSS) BEFORE INCOME TAX, NON-CONTROLLING INTEREST, AND DISCONTINUED OPERATIONS	(276,896)	(1,725,101)	176,604	205,131
Income tax benefit (expense)	9,433	58,768	(38,841)	(37,850)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(267,463)	(1,666,333)	137,763	167,281
Income (loss) from and on sale of discontinued operations, net of income tax	(1,153)	(7,182)	(121,544)	44,418
Add: Net loss attributable to non-controlling interest from continuing operations	7,982	49,731	4,377	1,160
Add: Net loss attributable to non-controlling interest from discontinuing operations	420	2,618	589	3,173
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	(260,214)	(1,621,166)	21,185	216,032
Preferred shares redemption value accretion				(94,209)
Allocation of net income to participating preferred shareholders				(55,534)
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(260,214)	(1,621,166)	21,185	66,289
Net income (loss) from continuing operations per share-basic (in CNY and dollars per share)	$ (1.78)	(11.10)	0.99	0.22
Net income (loss) from continuing operations per share-diluted (in CNY and dollars per share)	$ (1.78)	(11.10)	0.94	0.17
Net income (loss) from discontinued operations per share-basic (in CNY and dollars per share)	$ (0.01)	(0.03)	(0.85)	0.56
Net income (loss) from discontinued operations per share-diluted (in CNY and dollars per share)	$ (0.01)	(0.03)	(0.85)	0.42
Weighted average shares used in calculating basic net income (loss) per share (in shares)	145,659,940	145,659,940	142,939,038	85,551,412
Weighted average shares used in calculating diluted net income (loss) per share (in shares)	145,659,940	145,659,940	150,432,812	112,122,045
Share-based compensation expense included in:
Share-based compensation expense	15,277	95,177	33,348	34,214	1,009	6,286	7,286	7,204	14,128	88,019	25,220	26,029	140	872	842	981
COMPREHENSIVE INCOME (LOSS)
NET INCOME (LOSS)	(268,616)	(1,673,515)	16,219	211,699
Foreign Translation Adjustments	706	4,401	(25,698)	(19,612)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (267,910)	(1,669,114)	(9,479)	192,087